As filed with the Securities and Exchange Commission on April 1, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.6%
	Consumer Discretionary - 9.3%
175,000	Ascena Retail Group, Inc. (a)	$3,283,000
73,200	Bed Bath & Beyond, Inc. (a)	4,673,820
246,600	CarMax, Inc. (a)	11,124,126
1,499,400	Carnival Corp.	58,761,486
54,900	DIRECTV (a)	3,811,707
883,864	L Brands, Inc.	46,279,119
100,000	Macy's, Inc.	5,320,000
327,480	Ross Stores, Inc.	22,239,167
1,610,000	Sony Corp. - ADR	25,357,500
193,400	TJX Cos., Inc.	11,093,424
225,000	Walt Disney Co. (The)	16,337,250
29,600	Whirlpool Corp.	3,945,680
		212,226,279

	Consumer Staples - 1.5%
150,900	CVS Caremark Corp.	10,218,948
202,366	Kellogg Co.	11,733,181
150,000	PepsiCo, Inc.	12,054,000
		34,006,129

	Energy - 5.0%
333,200	Cameron International Corp. (a)	19,982,004
515,200	Encana Corp.	9,258,144
30,000	EOG Resources, Inc.	4,957,200
65,000	Exxon Mobil Corp.	5,990,400
30,000	National Oilwell Varco, Inc.	2,250,300
89,800	Noble Energy, Inc.	5,597,234
65,000	Range Resources Corp.	5,602,350
132,634	Schlumberger Ltd.	11,614,759
55,000	Southwestern Energy Co. (a)	2,237,950
1,076,900	Transocean Ltd.	46,608,232
		114,098,573

	Financials - 10.5%
120,000	American Express Co.	10,202,400
3,541,400	Charles Schwab Corp. (The)	87,897,548
52,800	Chubb Corp. (The)	4,463,712
38,000	CME Group, Inc.	2,840,880
432,000	Comerica, Inc.	19,785,600
813,450	Marsh & McLennan Cos., Inc.	37,182,800
281,600	Mercury General Corp.	12,905,728
854,500	Wells Fargo & Co.	38,743,030
601,500	Willis Group Holdings PLC	25,900,590
		239,922,288

	Health Care - 26.0%
780,900	Abbott Laboratories	28,627,794
486,200	AbbVie, Inc.	23,935,626
75,000	Affymetrix, Inc. (a)	704,250
697,200	Amgen, Inc.	82,931,940
130,300	Biogen Idec, Inc. (a)	40,736,992
117,900	Boston Scientific Corp. (a)	1,595,187
1,650,000	Eli Lilly & Co.	89,116,500
521,735	GlaxoSmithKline PLC - ADR	26,890,222
884,100	Johnson & Johnson	78,216,327
810,000	Medtronic, Inc.	45,813,600
584,750	Novartis AG - ADR	46,236,182
365,000	PerkinElmer, Inc.	15,914,000
367,400	Roche Holding AG - CHF	101,023,350
175,000	Sanofi - ADR	8,557,500
35,300	Thermo Fisher Scientific, Inc.	4,064,442
		594,363,912

	Industrials - 11.6%
208,300	Airbus Group N.V. - EUR	14,780,043
47,600	Alaska Air Group, Inc.	3,763,732
260,000	Boeing Co. (The)	32,567,600
180,000	C.H. Robinson Worldwide, Inc.	10,537,200
25,000	Caterpillar, Inc.	2,347,750
33,000	CIRCOR International, Inc.	2,376,660
120,000	CSX Corp.	3,229,200
403,500	Curtiss-Wright Corp.	24,782,970
201,900	FedEx Corp.	26,917,308
281,900	Honeywell International, Inc.	25,717,737
182,000	Norfolk Southern Corp.	16,851,380
202,100	PACCAR, Inc.	11,317,600
15,000	Pentair Ltd.	1,114,950
90,000	Republic Services, Inc.	2,882,700
349,100	Ritchie Bros. Auctioneers, Inc.	8,015,336
84,538	Rockwell Automation, Inc.	9,708,344
2,154,200	Southwest Airlines Co.	45,130,490
181,700	United Parcel Service, Inc. - Class B	17,303,291
50,900	United Technologies Corp.	5,803,618
		265,147,909

	Information Technology - 20.6%
45,650	Accenture PLC - Class A	3,646,522
200,000	Activision Blizzard, Inc.	3,426,000
447,600	Adobe Systems, Inc. (a)	26,493,444
93,200	Altera Corp.	3,115,676
294,700	Analog Devices, Inc.	14,225,169
1,025,000	Applied Materials, Inc.	17,240,500
1,050,000	Cisco Systems, Inc.	23,005,500
750,000	Corning, Inc.	12,907,500
300,000	Diebold, Inc.	10,077,000
416,400	Electronic Arts, Inc. (a)	10,992,960
81,500	EMC Corp.	1,975,560
11,500	Google, Inc. - Class A (a)	13,581,155
1,099,400	Hewlett-Packard Co.	31,882,600
1,125,400	Intel Corp.	27,617,316
56,100	Intuit, Inc.	4,109,325
466,800	KLA-Tencor Corp.	28,694,196
438,000	L.M. Ericsson Telephone Co. - ADR	5,383,020
49,000	MasterCard, Inc. - Class A	3,708,320
1,761,500	Microsoft Corp.	66,672,775
81,400	NeuStar, Inc. - Class A (a)	2,758,646
201,000	NVIDIA Corp.	3,155,700
466,500	QUALCOMM, Inc.	34,623,630
613,664	Symantec Corp.	13,138,546
1,600,000	Texas Instruments, Inc.	67,840,000
200,000	Thomson Reuters Corp.	7,212,000
135,681	Visa, Inc. - Class A	29,229,758
100,000	Xilinx, Inc.	4,642,000
24,800	Yahoo!, Inc. (a)	893,296
		472,248,114

	Materials - 4.3%
259,900	Cabot Corp.	12,649,333
265,000	Celanese Corp. - Series A	13,419,600
385,000	Dow Chemical Co. (The)	17,521,350
157,800	E.I. du Pont de Nemours and Co.	9,627,378
70,000	Greif, Inc. - Class A	3,544,100
80,581	Greif, Inc. - Class B	4,473,051
50,000	LyondellBasell Industries N.V. - Class A	3,938,000
71,900	Monsanto Co.	7,660,945
136,900	Potash Corp. of Saskatchewan, Inc.	4,287,708
481,200	Schweitzer-Mauduit International, Inc.	22,197,756
		99,319,221

	Utilities - 0.8%
212,000	Exelon Corp.	6,148,000
372,379	Public Service Enterprise Group, Inc.	12,415,116
		18,563,116

	TOTAL COMMON STOCKS
	(Cost $1,416,675,136)	$2,049,895,541

Shares		Value
	SHORT-TERM INVESTMENTS - 10.8%
246,375,232	Dreyfus Treasury Prime Cash Management Fund	$246,375,232
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $246,375,232)	246,375,232
	TOTAL INVESTMENTS
	(Cost $1,663,050,368) - 100.4% ^	2,296,270,773
	Liabilities in Excess of Other Assets - (0.4)%	(9,415,331)
	TOTAL NET ASSETS - 100.0%	$2,286,855,442

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:
	Cost of investments	$1,663,050,368
	Gross unrealized appreciation	647,410,612
	Gross unrealized depreciation	(14,190,207)
	Net unrealized appreciation	$633,220,405

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.6%
	Consumer Discretionary - 9.0%
1,502,500	Ascena Retail Group, Inc. (a)	$28,186,900
154,200	Bed Bath & Beyond, Inc. (a)	9,845,670
957,200	CarMax, Inc. (a)	43,179,292
1,792,200	Carnival Corp.	70,236,318
161,800	DIRECTV (a)	11,233,774
1,400,000	DreamWorks Animation SKG, Inc. - Class A (a)	47,236,000
1,477,281	L Brands, Inc.	77,350,433
40,000	Ross Stores, Inc.	2,716,400
100,000	Royal Caribbean Cruises Ltd.	4,960,000
450,000	Shutterfly, Inc. (a)	21,312,000
2,186,000	Sony Corp. - ADR	34,429,500
126,000	TJX Cos., Inc.	7,227,360
		357,913,647

	Consumer Staples - 0.2%
147,800	CVS Caremark Corp.	10,009,016

	Energy - 3.3%
130,000	Encana Corp.	2,336,100
91,000	EOG Resources, Inc.	15,036,840
25,400	Frank's International N.V.	595,376
64,300	National Oilwell Varco, Inc.	4,823,143
152,600	Noble Energy, Inc.	9,511,558
125,000	Range Resources Corp.	10,773,750
169,800	Schlumberger Ltd.	14,869,386
156,800	Southwestern Energy Co. (a)	6,380,192
1,527,949	Transocean Ltd.	66,129,632
		130,455,977

	Financials - 4.9%
46,100	Berkshire Hathaway, Inc. - Class B (a)	5,144,760
4,061,100	Charles Schwab Corp. (The)	100,796,502
98,695	Chubb Corp. (The)	8,343,675
286,500	CME Group, Inc.	21,418,740
828,350	Marsh & McLennan Cos., Inc.	37,863,879
450,000	Wells Fargo & Co.	20,403,000
		193,970,556

	Health Care - 37.8%
852,018	Abbott Laboratories	31,234,980
1,914,800	Abiomed, Inc. (a)	52,637,852
3,139,700	Accuray, Inc. (a)	33,437,805
564,200	Affymetrix, Inc. (a)	5,297,838
1,316,700	Amgen, Inc.	156,621,465
421,800	Biogen Idec, Inc. (a)	131,871,552
349,005	BioMarin Pharmaceutical, Inc. (a)	24,039,464
611,500	Boston Scientific Corp. (a)	8,273,595
960,800	Cepheid, Inc. (a)	50,787,888
193,700	Charles River Laboratories International, Inc. (a)	10,949,861
450,000	Dendreon Corp. (a)	1,255,500
1,960,000	Eli Lilly & Co.	105,859,600
81,000	GlaxoSmithKline PLC - ADR	4,174,740
463,400	Illumina, Inc. (a)	70,436,800
5,855,100	ImmunoGen, Inc. (a) (b)	87,767,949
519,400	Insulet Corp. (a)	22,334,200
281,500	InterMune, Inc. (a)	3,758,025
576,200	Johnson & Johnson	50,976,414
463,100	Life Technologies Corp. (a)	35,228,017
890,300	Medtronic, Inc.	50,355,368
529,200	Momenta Pharmaceuticals, Inc. (a)	9,472,680
3,472,556	Nektar Therapeutics (a)	47,226,761
558,150	Novartis AG - ADR	44,132,921
220,000	NuVasive, Inc. (a)	8,236,800
433,000	OraSure Technologies, Inc. (a)	2,541,710
110,000	PerkinElmer, Inc.	4,796,000
3,296,614	QIAGEN N.V. (a)	72,921,102
586,500	Roche Holding AG - CHF	161,268,902
4,656,400	Seattle Genetics, Inc. (a)	208,886,104
37,600	Thermo Fisher Scientific, Inc.	4,329,264
68,500	Waters Corp. (a)	7,416,495
		1,508,527,652

	Industrials - 8.7%
296,000	Airbus Group N.V. - EUR	21,002,846
548,400	AECOM Technology Corp. (a)	15,722,628
749,800	American Airlines Group, Inc. (a)	25,155,790
450,000	C.H. Robinson Worldwide, Inc.	26,343,000
133,600	Caterpillar, Inc.	12,546,376
83,783	CIRCOR International, Inc.	6,034,052
362,016	Curtiss-Wright Corp.	22,235,022
1,050,000	Delta Air Lines, Inc.	32,140,500
393,700	Expeditors International of Washington, Inc.	16,086,582
40,900	FedEx Corp.	5,452,788
90,000	IDEX Corp.	6,480,900
135,000	Jacobs Engineering Group, Inc. (a)	8,195,850
1,227,550	JetBlue Airways Corp. (a)	10,753,338
40,000	Pall Corp.	3,204,000
489,000	Ritchie Bros. Auctioneers, Inc.	11,227,440
33,100	Rockwell Automation, Inc.	3,801,204
2,823,200	Southwest Airlines Co.	59,146,040
954,568	United Continental Holdings, Inc. (a)	43,757,397
196,000	United Parcel Service, Inc. - Class B	18,665,080
		347,950,833

	Information Technology - 27.5%
57,850	Accenture PLC - Class A	4,621,058
1,530,900	Adobe Systems, Inc. (a)	90,613,971
850,000	Altera Corp.	28,415,500
311,700	Applied Materials, Inc.	5,242,794
272,517	ASML Holding N.V.	23,063,114
2,847,450	BlackBerry Ltd. (a)	26,908,403
350,000	Corning, Inc.	6,023,500
671,000	Cree, Inc. (a)	40,541,820
1,796,900	Electronic Arts, Inc. (a)	47,438,160
1,459,900	EMC Corp.	35,387,976
51,800	F5 Networks, Inc. (a)	5,542,600
4,183,700	Flextronics International Ltd. (a)	34,097,155
658,418	FormFactor, Inc. (a)	4,240,212
84,080	Google, Inc. - Class A (a)	99,295,957
1,293,800	Hewlett-Packard Co.	37,520,200
1,005,300	Intel Corp.	24,670,062
105,000	Intuit, Inc.	7,691,250
415,000	Jabil Circuit, Inc.	7,457,550
321,500	KLA-Tencor Corp.	19,762,605
1,247,800	L.M. Ericsson Telephone Co. - ADR	15,335,462
55,000	MasterCard, Inc. - Class A	4,162,400
725,000	Micron Technology, Inc. (a)	16,704,000
2,317,400	Microsoft Corp.	87,713,590
8,228	Motorola Solutions, Inc.	524,946
544,811	NetApp, Inc.	23,067,298
195,900	NeuStar, Inc. - Class A (a)	6,639,051
1,700,000	Nuance Communications, Inc. (a)	26,061,000
419,200	NVIDIA Corp.	6,581,440
1,040,400	QUALCOMM, Inc.	77,218,488
160,000	Rambus, Inc. (a)	1,425,600
531,400	SanDisk Corp.	36,958,870
546,300	Stratasys Ltd. (a)	65,861,928
498,300	Symantec Corp.	10,668,603
1,551,600	Texas Instruments, Inc.	65,787,840
672,600	Trimble Navigation Ltd. (a)	21,745,158
330,000	Visa, Inc. - Class A	71,091,900
60,000	VMware, Inc. - Class A (a)	5,408,400
120,000	Xilinx, Inc.	5,570,400
		1,097,060,261

	Materials - 1.2%
317,500	Monsanto Co.	33,829,625
100,000	Praxair, Inc.	12,472,000
		46,301,625

	TOTAL COMMON STOCKS
	(Cost $2,372,036,866)	$3,692,189,567
Shares		Value
	SHORT-TERM INVESTMENTS - 8.9%
356,440,244	Dreyfus Treasury Prime Cash Management Fund	$356,440,244
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $356,440,244)	356,440,244
	TOTAL INVESTMENTS
	(Cost $2,728,477,110) - 101.5% ^	4,048,629,811
	Liabilities in Excess of Other Assets - (1.5)%	(60,882,361)
	TOTAL NET ASSETS - 100.0%	$3,987,747,450

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:
	Cost of investments	$2,728,477,110
	Gross unrealized appreciation	1,385,852,067
	Gross unrealized depreciation	(65,699,366)
	Net unrealized appreciation	$1,320,152,701

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.5%
	Consumer Discretionary - 13.4%
1,982,500	Ascena Retail Group, Inc. (a)	$37,191,700
44,400	Burlington Stores, Inc. (a)	1,135,752
303,102	Callaway Golf Co.	2,476,343
1,268,400	CarMax, Inc. (a)	57,217,524
2,700	Container Store Group, Inc. (The) (a)	99,225
74,700	DIRECTV (a)	5,186,421
4,096,700	DreamWorks Animation SKG, Inc. - Class A (a) (b)	138,222,658
39,300	Panera Bread Co. - Class A (a)	6,644,451
3,590,023	Quiksilver, Inc. (a)	25,309,662
1,217,001	Royal Caribbean Cruises Ltd.	60,363,250
1,203,100	Shutterfly, Inc. (a)	56,978,816
7,087,000	Sony Corp. - ADR	111,620,250
299,890	Tesla Motors, Inc. (a)	54,403,045
1,671,000	Tribune Co. (a)	124,489,500
4,308,500	Tuesday Morning Corp. (a) (b)	56,613,690
		737,952,287

	Consumer Staples - 0.9%
3,313,405	Boulder Brands, Inc. (a) (b)	47,514,228

	Energy - 4.0%
500,400	Cabot Oil & Gas Corp.	20,005,992
160,000	Cameron International Corp. (a)	9,595,200
60,000	EOG Resources, Inc.	9,914,400
78,500	National Oilwell Varco, Inc.	5,888,285
117,000	Range Resources Corp.	10,084,230
1,465,000	Rex Energy Corp. (a)	27,600,600
3,980,013	Solazyme, Inc. (a) (b)	51,620,769
1,970,500	Transocean Ltd.	85,283,240
		219,992,716

	Financials - 2.4%
1,200,100	CME Group, Inc.	89,719,476
79,800	Discover Financial Services	4,281,270
605,820	MarketAxess Holdings, Inc.	38,009,147
		132,009,893

	Health Care - 28.5%
1,067,333	Abaxis, Inc. (a)	40,740,100
1,503,300	Abbott Laboratories	55,110,978
2,671,073	Abiomed, Inc. (a) (b)	73,427,797
3,686,600	Accuray, Inc. (a)	39,262,290
4,850,000	Affymetrix, Inc. (a) (b)	45,541,500
205,300	Biogen Idec, Inc. (a)	64,184,992
593,800	BioMarin Pharmaceutical, Inc. (a)	40,900,944
672,100	Boston Scientific Corp. (a)	9,093,513
1,976,600	Cardica, Inc. (a)	2,371,920
972,300	Cepheid, Inc. (a)	51,395,778
591,500	Charles River Laboratories International, Inc. (a)	33,437,495
7,949,790	Dyax Corp. (a) (b)	66,937,232
39,550	Epizyme, Inc. (a)	1,202,320
2,522,223	Fluidigm Corp. (a) (b)	113,802,702
3,600	Foundation Medicine, Inc. (a)	107,784
113,000	Illumina, Inc. (a)	17,176,000
3,795,417	ImmunoGen, Inc. (a)	56,893,301
1,014,356	Insulet Corp. (a)	43,617,308
4,220,900	InterMune, Inc. (a)	56,349,015
1,352,200	KaloBios Pharmaceuticals, Inc. (a)	4,218,864
929,838	Luminex Corp. (a)	16,988,140
838,283	Momenta Pharmaceuticals, Inc. (a)	15,005,265
9,589,730	Nektar Therapeutics (a) (b)	130,420,328
505,000	NuVasive, Inc. (a)	18,907,200
162,600	OncoMed Pharmaceuticals, Inc. (a)	4,905,642
1,607,600	OraSure Technologies, Inc. (a)	9,436,612
1,373,439	Pharmacyclics, Inc. (a)	182,763,528
5,317,914	QIAGEN N.V. (a)	117,632,258
426,400	Roche Holding AG - CHF	117,246,479
2,982,300	Seattle Genetics, Inc. (a)	133,785,978
260,050	Xencor, Inc. (a)	2,278,038
74,000	XenoPort, Inc. (a)	425,500
		1,565,566,801

	Industrials - 13.1%
335,000	AECOM Technology Corp. (a)	9,604,450
393,900	Alaska Air Group, Inc.	31,145,673
1,500	Allegiant Travel Co.	136,605
3,026,600	American Airlines Group, Inc. (a)	101,542,430
5,000	Avis Budget Group, Inc. (a)	188,550
219,500	C.H. Robinson Worldwide, Inc.	12,849,530
538,713	CIRCOR International, Inc.	38,798,110
32,400	Colfax Corp. (a)	1,952,100
10,000	Controladora Comercial Mexicana, S.A. de C.V. - ADR (a)	116,400
174,674	Curtiss-Wright Corp.	10,728,477
3,382,200	Delta Air Lines, Inc.	103,529,142
16,000	Esterline Technologies Corp. (a)	1,647,200
494,500	Hertz Global Holdings, Inc. (a)	12,866,890
493,500	Jacobs Engineering Group, Inc. (a)	29,960,385
6,774,225	JetBlue Airways Corp. (a)	59,342,211
235,000	NCI Building Systems, Inc. (a)	4,333,400
82,600	Pall Corp.	6,616,260
3,006,800	Polypore International, Inc. (a) (b)	99,675,420
326,600	Ritchie Bros. Auctioneers, Inc.	7,498,736
907,000	Southwest Airlines Co.	19,001,650
512,000	Spirit Airlines, Inc. (a)	24,012,800
2,400	TransDigm Group, Inc.	400,872
3,088,400	United Continental Holdings, Inc. (a)	141,572,256
270,000	Vitran Corp, Inc. (a)	1,746,900
		719,266,447

	Information Technology - 26.6%
30,000	3D Systems Corp. (a)	2,331,900
1,092,000	Adobe Systems, Inc. (a)	64,635,480
80,000	Akamai Technologies, Inc. (a)	3,814,400
864,300	Altera Corp.	28,893,549
30,000	Applied Materials, Inc.	504,600
377,295	ASML Holding N.V.	31,930,476
1,729,679	Audience, Inc. (a) (b)	19,683,747
1,430,000	Axcelis Technologies, Inc. (a)	3,460,600
15,912,900	BlackBerry Ltd. (a)	150,376,905
2,828,260	comScore, Inc. (a) (b)	77,522,606
507,200	Cree, Inc. (a)	30,645,024
204,700	eBay, Inc. (a)	10,890,040
1,214,000	Electronic Arts, Inc. (a)	32,049,600
1,942,300	Ellie Mae, Inc. (a) (b)	50,694,030
1,735,000	EMC Corp.	42,056,400
652,200	F5 Networks, Inc. (a)	69,785,400
1,261,180	FARO Technologies, Inc. (a) (b)	65,228,230
364,000	FEI Co.	34,114,080
500	FireEye, Inc. (a)	36,495
7,245,900	Flextronics International Ltd. (a)	59,054,085
922,500	FormFactor, Inc. (a)	5,940,900
72,370	Google, Inc. - Class A (a)	85,466,799
1,675,100	Guidance Software, Inc. (a) (b)	18,074,329
71,727	Hewlett-Packard Co.	2,080,083
246,800	Intuit, Inc.	18,078,100
700,000	Jabil Circuit, Inc.	12,579,000
705,400	KLA-Tencor Corp.	43,360,938
4,540,000	Micron Technology, Inc. (a)	104,601,600
1,105,300	NetApp, Inc.	46,798,402
163,798	NeuStar, Inc. - Class A (a)	5,551,114
6,300	Nimble Storage, Inc. (a)	272,349
2,848,000	Nuance Communications, Inc. (a)	43,659,840
2,671,455	NVIDIA Corp.	41,941,844
3,268,592	Peregrine Semiconductor Corp. (a) (b)	21,474,649
871,000	QUALCOMM, Inc.	64,645,620
140,000	Rambus, Inc. (a)	1,247,400
794,800	SanDisk Corp.	55,278,340
200,000	SMART Technologies, Inc. - Class A (a)	444,000
533,700	Stratasys Ltd. (a)	64,342,872
43,300	Symantec Corp.	927,053
1,076,600	Trimble Navigation Ltd. (a)	34,806,478
2,400	Twitter, Inc. (a)	154,800
101,000	VMware, Inc. - Class A (a)	9,104,140
60,000	Yahoo!, Inc. (a)	2,161,200
		1,460,699,497

	Materials - 0.6%
68,400	Marrone Bio Innovations, Inc. (a)	1,086,876
277,800	Monsanto Co.	29,599,590
94,100	Potash Corp. of Saskatchewan, Inc.	2,947,212
		33,633,678

	TOTAL COMMON STOCKS
	(Cost $3,266,551,260)	$4,916,635,547

Shares		Value
	SHORT-TERM INVESTMENTS - 11.6%
637,341,791	Dreyfus Treasury Prime Cash Management Fund	$637,341,791
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $637,341,791)	637,341,791
	TOTAL INVESTMENTS
	(Cost $3,903,893,051) - 101.1% ^	5,553,977,338
	Liabilities in Excess of Other Assets - (1.1)%	(58,057,691)
	TOTAL NET ASSETS - 100.0%	$5,495,919,647

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:
	Cost of investments	$3,903,893,051
	Gross unrealized appreciation	1,742,630,740
	Gross unrealized depreciation	(92,546,453)
	Net unrealized appreciation	$1,650,084,287

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading.  Securities traded on the National Association of Securities Dealers Authorized Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded.  Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price.  Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”).  To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value.  These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable(including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2014.  There were no significant transfers into or out of Level 1 and Level 2 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$2,049,895,541	$-	$-	$2,049,895,541
Total Equity	$2,049,895,541	$-	$-	$2,049,895,541
Short-Term Investments	$246,375,232	$-	$-	$246,375,232
Total Investments in Securities	$2,296,270,773	$-	$-	$2,296,270,773

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$3,692,189,567	$-	$-	$3,692,189,567
Total Equity	$3,692,189,567	$-	$-	$3,692,189,567
Short-Term Investments	$356,440,244	$-	$-	$356,440,244
Total Investments in Securities	$4,048,629,811	$-	$-	$4,048,629,811

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$4,916,635,547	$-	$-	$4,916,635,547
Total Equity	$4,916,635,547	$-	$-	$4,916,635,547
Short-Term Investments	$637,341,791	$-	$-	$637,341,791
Total Investments in Securities	$5,553,977,338	$-	$-	$5,553,977,338

1 Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Fund's investments are in companies that are considered to be affiliated compamies of a Fund because the Fund owns 5% or mor the outstanding voting securities of the company.  Transactions during the three months ended January 31, 2014 in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2013	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain ( Loss)	Market Value at January 31, 2014
ImmunoGen, Inc.	$96,374,946	$-	$-	$-	$-	$87,767,949
	$96,374,946	$-	$-	$-	$-	$87,767,949

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2013	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2014
Abiomed, Inc.	$64,052,330	$-	$-	$-	$-	$73,427,797
Active Network, Inc. (2)(3)	63,250,088	-	63,512,900	-	40,045,273	N/A
Affymetrix, Inc.	34,289,500	-	-	-	-	45,541,500
Audience, Inc. (1)	-	8,249,529	-	-	-	19,683,747
Boulder Brands, Inc.	54,306,708	-	-	-	-	47,514,228
comScore, Inc.	75,571,107	-	-	-	-	77,522,606
DreamWorks Animation SKG, Inc.	140,271,008	-	-	-	-	138,222,658
Dyax, Corp.	65,347,274	-	-	-	-	66,937,232
Ellie Mae, Inc. (1)	-	19,818,609	-	-	-	50,694,030
FARO Technologies, Inc.	59,621,050	351,708	-	-	-	65,228,230
Fluidigm Corp.	79,450,025	-	-	-	-	113,802,702
Guidance Software, Inc.	14,491,794	160,368	-	-	-	18,074,329
InterMune, Inc. (2)(4)	59,331,581	-	-	-	-	N/A
Nektar Therapeutics	68,357,880	29,622,667	-	-	-	130,420,328
Peregrine Semiconductor Corp.	24,003,167	2,308,938	-	-	-	21,474,649
Polypore International, Inc. (1)	-	43,740,907	-	-	-	99,675,420
Solazyme, Inc. (1)	-	14,260,242	-	-	-	51,620,769
Tuesday Morning Corp.	60,451,630	453,207	-	-	-	56,613,690
	$862,795,142	$118,966,175	$63,512,900	$-	$40,045,273	$1,076,453,915

(1) As of October 31, 2013, the company was not an affiliate.
(2) No longer an affiliate as of January 31, 2014.
(3) Included in "Proceeds from Securities Sold" are proceeds received when Active Network, Inc. was acquired in an all cash transaction.
(4) InterMune, Inc. issued additional shares. The Fund no longer holds 5% of the outstanding shares of InterMune, Inc. and is not an affiliate as of January 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By           /s/  Joel P. Fried
                                Joel P. Fried, Co-Chief Executive Officer

Date        3/27/2014

By             /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        3/27/2014

By            /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date        3/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Joel P. Fried
                      Joel P. Fried, Co-Chief Executive Officer

Date        3/27/2014

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        3/27/2014

By            /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date        3/28/2014

By            /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date        3/27/2014